T. ROWE PRICE Small-Cap Value Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.0%
COMMUNICATION SERVICES  1.7%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (1)(2) 847,914 19,282
GCI Liberty, Class A, EC (1)(3) 399,039 —
19,282
Entertainment  0.7%
Liberty Media Corp-Liberty Live, Class C (1) 664,558 45,283
Madison Square Garden Sports (1) 124,470 24,237
69,520
Media  0.8%
Advantage Solutions (1)(2) 5,545,589 8,374
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 5
New York Times, Class A  1,389,264 68,907
77,286
Total Communication Services 166,088
CONSUMER DISCRETIONARY  8.4%
Automobile Components  0.7%
Dorman Products (1) 321,966 38,810
LCI Industries  43,041 3,763
Patrick Industries  44,290 3,745
Visteon (1) 300,749 23,344
69,662
Broadline Retail  0.3%
Etsy (1) 992 47
Global-e Online (1) 27,300 973
Ollie's Bargain Outlet Holdings (1) 89,076 10,365
Savers Value Village (1)(2) 1,902,218 13,125
24,510
Distributors  0.1%
Pool Corp  39,415 12,548
12,548
Diversified Consumer Services  1.0%
Grand Canyon Education (1) 67,600 11,696
Strategic Education  949,912 79,755
91,451
Hotels, Restaurants & Leisure  1.6%
Cava Group (1) 18,623 1,609
Dutch Bros, Class A (1) 614,459 37,937

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (1) 334,249 10,094
Marriott Vacations Worldwide  453,994 29,165
Papa John's International  661,776 27,186
Sportradar Group, Class A (1) 190,737 4,124
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(3)(4)(5) 1,439,856 5,356
United Parks & Resorts (1)(2) 85,663 3,894
Wingstop  49,089 11,073
Wyndham Hotels & Resorts  260,775 23,603
154,041
Household Durables  0.7%
Champion Homes (1) 372,980 35,344
Meritage Homes  340,055 24,103
Taylor Morrison Home (1) 188,109 11,294
70,741
Leisure Products  0.5%
Peloton Interactive, Class A (1)(2) 7,763,340 49,064
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(3)(5) 3,355,939 671
49,735
Specialty Retail  2.5%
Abercrombie & Fitch, Class A (1) 145,314 11,098
Asbury Automotive Group (1) 81,907 18,088
Boot Barn Holdings (1) 117,742 12,649
Carvana (1) 396,424 82,884
Chewy, Class A (1) 446,235 14,507
Floor & Decor Holdings, Class A (1) 53,651 4,317
Group 1 Automotive  70,077 26,766
Monro (6) 1,581,049 22,878
RH (1) 14,046 3,292
Urban Outfitters (1) 496,579 26,021
Victoria's Secret (1) 1,054,239 19,588
242,088
Textiles, Apparel & Luxury Goods  1.0%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(3)(5) 3,303,766 14,338
Figs, Class A (1)(2) 6,010,799 27,589
Kontoor Brands  230,854 14,805
Steven Madden  643,916 17,154
Under Armour, Class A (1) 2,273,889 14,212
VF  700,971 10,879
98,977
Total Consumer Discretionary 813,753

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.6%
Beverages  0.0%
Boston Beer, Class A (1) 2,999 716
Coca-Cola Consolidated  518 700
Primo Brands  38,943 1,382
2,798
Consumer Staples Distribution & Retail  0.1%
Grocery Outlet Holding (1) 565,543 7,906
7,906
Food Products  1.6%
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23, Cost $— (1)(3)(5) 10,691,000 9,087
Nomad Foods  2,201,047 43,251
Post Holdings (1) 462,933 53,867
Simply Good Foods (1) 462,640 15,957
TreeHouse Foods (1) 748,408 20,274
Utz Brands  925,929 13,037
155,473
Household Products  0.1%
Reynolds Consumer Products  204,473 4,879
4,879
Personal Care Products  0.8%
BellRing Brands (1) 885,519 65,935
Olaplex Holdings (1)(2) 4,572,293 5,807
71,742
Total Consumer Staples 242,798
ENERGY  7.4%
Energy Equipment & Services  2.7%
Cactus, Class A  955,249 43,779
Enerflex (CAD)  5,156,727 39,848
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,874 (1)(3)(4)(5)(6) 20,874,541 11,272
Expro Group Holdings (1) 2,937,171 29,195
Flowco Holdings, Class A (1) 342,149 8,776
Kodiak Gas Services  275,002 10,258
Liberty Energy, Class A  1,093,403 17,309
Solaris Energy Infrastructure (2) 204,198 4,443
TechnipFMC  2,989,608 94,741
259,621

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  4.7%
Advantage Energy (CAD) (1) 2,442,184 18,396
Delek U.S. Holdings  281,384 4,240
Expand Energy  724,847 80,690
Gulfport Energy (1) 168,801 31,083
Magnolia Oil & Gas, Class A  2,432,939 61,456
Matador Resources  2,009,354 102,658
PBF Energy, Class A  956,287 18,255
Permian Resources  3,961,641 54,869
Range Resources  1,827,087 72,956
444,603
Total Energy 704,224
FINANCIALS  28.7%
Banks  19.6%
Banc of California  3,449,066 48,942
BankUnited  1,318,329 45,403
Blue Foundry Bancorp (1) 876,067 8,060
Byline Bancorp  183,100 4,790
Cadence Bank  840,731 25,525
Cathay General Bancorp  668,459 28,764
Coastal Financial (1)(6) 759,022 68,623
Columbia Banking System  5,040,476 125,710
Columbia Financial (1)(2) 561,999 8,430
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(3)(5) 30,579 1,935
Dogwood State Bank (1) 479,236 7,069
East West Bancorp  1,092,560 98,068
Eastern Bankshares  3,410,859 55,938
FB Financial  1,555,478 72,112
First Busey  542,414 11,716
Flagstar Financial (2) 3,752,511 43,604
FS Bancorp (6) 654,880 24,892
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(3)(5) 503,404 2,265
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(5) 100,220 68
HarborOne Bancorp  1,365,732 14,163
Home BancShares  2,834,833 80,141
John Marshall Bancorp (6) 1,238,999 20,468
Live Oak Bancshares (6) 2,456,012 65,477
National Bank Holdings, Class A  1,278,618 48,933
Origin Bancorp  299,954 10,400
Pacific Premier Bancorp  1,724,204 36,760

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pinnacle Financial Partners  1,484,315 157,397
Ponce Financial Group (1)(6) 1,385,096 17,549
Popular  703,131 64,948
Preferred Bank  657,401 54,998
Prosperity Bancshares  820,055 58,527
Southern First Bancshares (1)(6) 472,568 15,557
SouthState  1,214,654 112,744
Synovus Financial  495,274 23,149
Texas Capital Bancshares (1) 1,170,425 87,431
Towne Bank  2,522,444 86,242
Webster Financial  1,529,761 78,859
Western Alliance Bancorp  1,146,444 88,081
WSFS Financial  1,310,309 67,966
1,871,704
Capital Markets  2.1%
Hamilton Lane, Class A  203,789 30,297
Houlihan Lokey  613,591 99,095
OTC Markets Group, Class A  396,803 18,828
Sprott  104,957 4,710
StepStone Group, Class A  499,290 26,078
StoneX Group (1) 296,448 22,643
201,651
Consumer Finance  0.2%
PRA Group (1) 1,072,270 22,110
22,110
Financial Services  3.3%
Flywire (1) 266,904 2,536
HA Sustainable Infrastructure Capital (2) 2,881,813 84,264
Marqeta, Class A (1) 4,697,754 19,355
PennyMac Financial Services  1,393,197 139,473
Sezzle (1)(2) 61,994 2,163
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(3)(5) 38,630 185
Voya Financial  68,086 4,613
Walker & Dunlop  695,841 59,397
311,986
Insurance  3.0%
Baldwin Insurance Group (1)(2) 681,845 30,472
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(3)
(5) 21,587 190
First American Financial  142,888 9,378
Goosehead Insurance, Class A (2) 306,203 36,150

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hanover Insurance Group  128,240 22,307
James River Group Holdings (6) 2,449,701 10,289
Primerica  102,648 29,206
RLI  281,554 22,617
Root, Class A (1) 178,754 23,853
Ryan Specialty Holdings, Class A (2) 969,674 71,630
Selective Insurance Group  54,560 4,994
TWFG (1) 252,414 7,802
White Mountains Insurance Group  9,344 17,995
286,883
Mortgage Real Estate Investment Trusts  0.5%
PennyMac Mortgage Investment Trust, REIT (2) 3,374,940 49,443
49,443
Total Financials 2,743,777
HEALTH CARE  7.6%
Biotechnology  2.6%
ACELYRIN (1)(2) 2,835,563 7,004
Applied Therapeutics (1)(2)(6) 6,470,223 3,163
Arcellx (1) 141,703 9,296
Arrowhead Pharmaceuticals (1) 432,492 5,510
Ascendis Pharma, ADR (1) 81,758 12,743
Black Diamond Therapeutics (1)(2) 2,422,021 3,754
Blueprint Medicines (1) 117,553 10,405
Cabaletta Bio (1)(2) 1,931,199 2,675
Centessa Pharmaceuticals, ADR (1)(2) 199,203 2,865
CRISPR Therapeutics (1)(2) 83,929 2,856
Cytokinetics (1) 1,336,220 53,703
Dyne Therapeutics (1) 322,077 3,369
Erasca (1)(2) 4,441,970 6,085
Immatics (1)(2) 3,731,480 16,829
Immunocore Holdings, ADR (1)(2) 1,257,063 37,297
Immunome (1) 704,518 4,741
Immunovant (1) 288,671 4,933
Ionis Pharmaceuticals (1) 539,799 16,286
Iovance Biotherapeutics (1)(2) 1,015,040 3,380
Jasper Therapeutics (1)(2) 438,887 1,887
Karyopharm Therapeutics (1)(2) 85,896 321
Metsera (1) 273,014 7,431
Nurix Therapeutics (1) 507,001 6,023
Prime Medicine (1)(2) 1,298,878 2,585
Sarepta Therapeutics (1) 26,400 1,685
Tango Therapeutics (1)(2) 1,663,189 2,279

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vaxcyte (1) 32,714 1,235
Vera Therapeutics (1) 76,803 1,845
Verve Therapeutics (1)(2) 1,174,386 5,367
Xenon Pharmaceuticals (1) 317,655 10,657
248,209
Health Care Equipment & Supplies  1.4%
Avanos Medical (1) 2,136,424 30,615
Lantheus Holdings (1)(2) 412,637 40,273
Neogen (1)(2) 1,982,831 17,191
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(3)(5) 2,631,808 1,079
QuidelOrtho (1) 1,362,331 47,641
136,799
Health Care Providers & Services  2.5%
Alignment Healthcare (1) 1,764,619 32,857
BrightSpring Health Services (1) 1,067,412 19,309
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(3)(5) 211,518 273
Concentra Group Holdings Parent  2,744,380 59,553
Ensign Group  300,735 38,915
Innovage Holding (1) 3,393,907 10,114
NeoGenomics (1) 385,610 3,659
Oscar Health, Class A (1) 2,237,136 29,329
Privia Health Group (1) 133,391 2,995
Select Medical Holdings  2,259,611 37,736
234,740
Health Care Technology  0.4%
Doximity, Class A (1) 655,357 38,030
Phreesia (1) 155,554 3,976
42,006
Life Sciences Tools & Services  0.3%
Pacific Biosciences of California (1)(2) 3,076,752 3,631
Sotera Health (1)(2) 1,509,450 17,600
Stevanato Group (2) 242,748 4,957
26,188
Pharmaceuticals  0.4%
Arvinas (1) 344,263 2,417
Elanco Animal Health (1) 3,135,957 32,927
Icosavax, CVR (1)(3) 1,240,955 —
Neumora Therapeutics (1)(2) 1,294,780 1,295

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rapport Therapeutics (1)(2) 382,127 3,833
40,472
Total Health Care 728,414
INDUSTRIALS & BUSINESS SERVICES  12.7%
Aerospace & Defense  1.1%
BWX Technologies  77,436 7,639
Karman Holdings (1) 366,032 12,233
Leonardo DRS  1,238,893 40,735
Loar Holdings (1) 163,204 11,530
MDA Space (CAD) (1) 233,166 4,454
Moog, Class A  138,657 24,036
100,627
Building Products  1.0%
AZZ  211,945 17,721
Trex (1) 17,396 1,011
UFP Industries  413,573 44,269
Zurn Elkay Water Solutions  958,625 31,615
94,616
Commercial Services & Supplies  1.7%
Brady, Class A  470,861 33,262
BrightView Holdings (1) 550,193 7,064
Casella Waste Systems, Class A (1) 349,541 38,977
MSA Safety  159,450 23,390
Tetra Tech  33,928 992
UniFirst  95,589 16,633
VSE (2) 318,971 38,273
158,591
Construction & Engineering  0.8%
Arcosa  375,464 28,956
MYR Group (1) 82,623 9,344
Valmont Industries  82,279 23,480
WillScot Holdings  633,674 17,616
79,396
Electrical Equipment  0.5%
NEXTracker, Class A (1) 505,575 21,305
Shoals Technologies Group, Class A (1) 1,441,864 4,787
Thermon Group Holdings (1) 751,934 20,941
47,033
Ground Transportation  0.6%
Covenant Logistics Group  241,895 5,370

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Landstar System  361,167 54,247
59,617
Machinery  3.4%
AGCO  100 9
Alamo Group  55,290 9,853
Crane  227,979 34,922
Douglas Dynamics  575,518 13,369
Enpro  173,207 28,023
Esab  522,632 60,887
ESCO Technologies  162,028 25,782
Federal Signal  58,322 4,290
Helios Technologies  350,547 11,249
Hillenbrand  271,642 6,557
Hillman Solutions (1) 1,323,591 11,634
JBT Marel  294,066 35,935
RBC Bearings (1) 197,939 63,691
Shyft Group (6) 1,976,670 15,991
SPX Technologies (1) 10,238 1,319
323,511
Marine Transportation  0.3%
Matson  215,874 27,669
27,669
Passenger Airlines  0.4%
Allegiant Travel  540,446 27,914
Sun Country Airlines Holdings (1) 1,110,274 13,679
41,593
Professional Services  1.6%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(5) 211,422 1,298
Conduent (1) 2,697,553 7,283
First Advantage (1)(2) 1,020,879 14,384
FTI Consulting (1) 257,897 42,316
Parsons (1) 64,342 3,810
Robert Half  175,455 9,571
UL Solutions, Class A  676,573 38,159
Upwork (1) 2,628,970 34,308
151,129
Trading Companies & Distributors  1.3%
Air Lease  348,166 16,820
Beacon Roofing Supply (1) 78,183 9,671
Custom Truck One Source (1) 2,074,487 8,754
Herc Holdings  176,079 23,642

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McGrath RentCorp  127,646 14,220
Rush Enterprises, Class A  683,062 36,483
SiteOne Landscape Supply (1) 77,192 9,374
118,964
Total Industrials & Business Services 1,202,746
INFORMATION TECHNOLOGY  5.8%
Communications Equipment  0.7%
Viavi Solutions (1) 6,031,203 67,489
67,489
Electronic Equipment, Instruments & Components  1.7%
Cognex  100 3
FARO Technologies (1) 405,012 11,057
Insight Enterprises (1) 18,211 2,731
Littelfuse  203,761 40,088
Mirion Technologies (1) 4,673,631 67,768
PAR Technology (1) 560,995 34,411
Vontier  36,701 1,206
157,264
IT Services  0.5%
ASGN (1) 84,136 5,302
Endava, ADR (1)(2) 1,457,312 28,432
Globant (1) 76,983 9,063
Grid Dynamics Holdings (1) 72,224 1,130
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)
(3)(5) 135,360 4,711
48,638
Semiconductors & Semiconductor Equipment  0.9%
Allegro MicroSystems (1) 695,009 17,466
Entegris  88,239 7,719
Lattice Semiconductor (1) 577,942 30,313
MACOM Technology Solutions Holdings (1) 295,630 29,675
Onto Innovation (1) 3,858 468
85,641
Software  2.0%
Alarm.com Holdings (1) 275,252 15,318
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(3)
(5)(6) 687,865 14,982
Apiture, Voting Shares, Acquisition Date: 11/6/23, Cost $252 (1)
(3)(5)(6) 15,000 327
Aurora Innovation (1) 3,308,556 22,250
BILL Holdings (1) 165,964 7,616

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Braze, Class A (1) 18,285 660
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(3)
(5) 559,515 13,557
I3 Verticals, Class A (1) 139,306 3,437
Intapp (1) 329,895 19,259
JFrog (1) 504,136 16,132
nCino (1)(2) 1,137,721 31,253
Onestream (1) 287,835 6,142
SimilarWeb (1) 769,674 6,365
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(3)(5) 149,990 624
Workiva (1) 423,718 32,165
190,087
Total Information Technology 549,119
MATERIALS  4.0%
Chemicals  1.4%
Cabot  172,408 14,334
Element Solutions  2,463,998 55,711
HB Fuller  507,905 28,503
Orion  169,596 2,193
PureCycle Technologies (1)(2) 750,092 5,191
Quaker Chemical (2) 245,960 30,403
136,335
Construction Materials  0.2%
Knife River (1) 215,475 19,438
19,438
Metals & Mining  2.2%
Capstone Copper (CAD) (1)(2) 3,934,221 20,258
Carpenter Technology  4,292 778
Commercial Metals  83,782 3,855
Constellium (1) 5,855,962 59,087
Hudbay Minerals (2) 1,299,403 9,862
IAMGOLD (1) 859,015 5,369
Reliance  265,339 76,617
Warrior Met Coal (2) 645,565 30,806
206,632
Paper & Forest Products  0.2%
Louisiana-Pacific  81,669 7,512
West Fraser Timber (CAD)  121,232 9,312
West Fraser Timber (2) 59,738 4,596
21,420
Total Materials 383,825

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Helix Acquisition Corp. II (1) 259,264 2,930
Total Miscellaneous 2,930
REAL ESTATE  11.1%
Diversified Real Estate Investment Trusts  1.3%
American Assets Trust, REIT  1,234,344 24,860
Empire State Realty Trust, Class A, REIT  1,312,181 10,261
Essential Properties Realty Trust, REIT  2,828,993 92,338
127,459
Hotel & Resort Real Estate Investment Trusts  1.1%
Apple Hospitality, REIT  3,457,774 44,640
Pebblebrook Hotel Trust, REIT  4,182,733 42,371
Ryman Hospitality Properties, REIT  153,443 14,031
101,042
Industrial Real Estate Investment Trusts  1.9%
EastGroup Properties, REIT  447,480 78,823
Terreno Realty, REIT (2) 1,659,959 104,943
183,766
Office Real Estate Investment Trusts  1.3%
Highwoods Properties, REIT  1,845,005 54,686
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(3)(5) 866,287 8,940
Kilroy Realty, REIT  1,754,461 57,476
121,102
Real Estate Management & Development  0.8%
Colliers International Group  178,648 21,670
FirstService  208,043 34,525
Opendoor Technologies, Class A (1)(2) 11,135,942 11,359
St. Joe  270,784 12,713
80,267
Residential Real Estate Investment Trusts  1.7%
Apartment Investment & Management, Class A, REIT  1,640,145 14,433
Independence Realty Trust, REIT  4,126,123 87,598
UMH Properties, REIT  3,039,867 56,845
158,876
Retail Real Estate Investment Trusts  1.8%
Curbline Properties, REIT  1,757,982 42,526
Macerich, REIT  2,527,612 43,399
NETSTREIT, REIT (2) 3,821,784 60,575

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saul Centers, REIT  709,057 25,576
172,076
Specialized Real Estate Investment Trusts  1.2%
CubeSmart, REIT  1,612,809 68,883
Safehold, REIT (2) 2,470,899 46,255
115,138
Total Real Estate 1,059,726
UTILITIES  6.0%
Electric Utilities  3.2%
Hawaiian Electric Industries (1) 3,184,280 34,868
IDACORP  585,221 68,014
MGE Energy  484,869 45,074
OGE Energy  1,328,373 61,052
TXNM Energy  1,782,272 95,316
304,324
Gas Utilities  1.8%
Chesapeake Utilities  635,773 81,652
ONE Gas  1,238,120 93,590
175,242
Independent Power & Renewable Electricity
Producers  0.0%
Talen Energy (1) 276 55
55
Water Utilities  1.0%
Artesian Resources, Class A (6) 591,429 19,310
California Water Service Group  906,067 43,908
Middlesex Water  427,269 27,388
90,606
Total Utilities 570,227
Total Common Stocks (Cost $7,107,738) 9,167,627
CONVERTIBLE BONDS  0.2%
CONSUMER STAPLES  0.1%
Food Products  0.1%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (1)(3)(5) 10,691,000 10,691
Total Consumer Staples 10,691

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.1%
Financial Services  0.1%
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (1)(3)(5) 9,400,000 9,903
Total Financials 9,903
Total Convertible Bonds (Cost $20,091) 20,594
CONVERTIBLE PREFERRED STOCKS  2.7%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(3)(4)(5) 282,711 1,052
1,052
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(3)
(5) 2,127,647 1,894
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(3)(5) 406,249 4,314
6,208
Total Consumer Discretionary 7,260
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(3)(5) 841,026 2,944
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(3)(5) 144,247 505
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(3)(5) 26,661 93
Total Consumer Staples 3,542
FINANCIALS  0.2%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(3)(5) 109,095 6,902
6,902
Financial Services  0.0%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(3)(5) 445,224 2,133
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(3)(5) 335,107 1,605
3,738

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(3)(5) 1,296,510 11,409
11,409
Total Financials 22,049
HEALTH CARE  0.6%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(3)(5) 331,043 728
728
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(3)(5) 211,518 273
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(3)(5) 3,729,550 4,997
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(3)(5) 3,272,913 4,386
9,656
Life Sciences Tools & Services  0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(3)
(5) 1,011,567 11,916
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(3)(5) 472,388 21,952
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,635 (1)(3)(5) 307,043 14,268
48,136
Total Health Care 58,520
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (1)(3)(5) 367,537 257
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(3)(5) 2,622,728 7,277
7,534
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(3)(5) 613,518 1,215
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(3)(5)(6) 8,531,194 11,091

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(3)(5)(6) 15,050,275 19,565
31,871
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(3)
(5) 889,080 5,459
5,459
Total Industrials & Business Services 44,864
INFORMATION TECHNOLOGY  0.7%
IT Services  0.0%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(3)(5) 30,470 1,060
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(3)(5) 3,030 106
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $75 (1)(3)(5) 3,310 115
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,437 (1)(3)(5) 108,552 3,778
5,059
Software  0.7%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(3)
(5) 129,187 3,130
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(3)(5) 241,168 5,844
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(3)
(5) 711,894 17,249
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(3)
(5) 542,859 13,154
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(3)(5) 857,551 11,071
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(3)
(5) 309,802 4,062
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(3)(5) 1,881,753 6,473
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)
(3)(5) 182,290 758
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(3)(5) 149,613 622
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(3)(5) 2,706 11
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)
(3)(5) 346,775 1,443
63,817
Total Information Technology 68,876

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.6%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(3)(5) 275,749 5,392
5,392
Metals & Mining  0.5%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(3)(5) 522,347 44,375
44,375
Total Materials 49,767
Total Convertible Preferred Stocks (Cost $314,924) 254,878
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (1)(3)(4)(5)(6) 143,910 164
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(3)(4)(5)(6) 1,286,870 1,673
Total Energy 1,837
Total Preferred Stocks (Cost $1,431) 1,837
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 108,851,380 108,851
Total Short-Term Investments (Cost $108,851) 108,851
SECURITIES LENDING COLLATERAL  1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 1,554,464 1,554
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,554

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.39% (6)(7) 152,962,549 152,963
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 152,963
Total Securities Lending Collateral (Cost $154,517) 154,517
Total Investments in Securities  101.6%
(Cost $7,707,552) $ 9,708,304
Other Assets Less Liabilities (1.6)% (152,462)
Net Assets 100.0% $ 9,555,842
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $368,467 and represents 3.9% of net assets.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apiture  $ — $ — $ —
Apiture, Voting Shares  — — —
Applied Therapeutics  — (1,847) —
Artesian Resources, Class A  (2) 656 178
Coastal Financial  38 4,137 —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  17 (2,015) 183
James River Group Holdings  1 (1,318) 253
John Marshall Bancorp  7 (4,420) —
Live Oak Bancshares  45 (31,675) 74
Monro  (4) (16,336) 443
Ponce Financial Group  410 (806) —
Shyft Group  — (6,954) 94
Southern First Bancshares  2 (3,230) —
Tonian Holdings, Series A, Non-Voting Shares  — — —
Tonian Holdings, Series A, Voting Shares  — — —
T. Rowe Price Government Reserve Fund,
4.39% — — 987++
Totals $ 514# $ (63,808) $ 2,212+

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Apiture  $ * $ — $ — $ 14,982
Apiture, Voting Shares  * — — 327
Applied Therapeutics  * 2,116 4 3,163
Artesian Resources, Class A  16,955 1,716 17 19,310
Coastal Financial  64,509 — 23 68,623
Energy Reservoir Holdings,
Class A-1  11,272 — — 11,272
Energy Reservoir Holdings,
Class A-3  1,673 — — 1,673
Energy Reservoir Holdings,
Class A-3  164 — — 164
FS Bancorp  26,915 — 8 24,892
James River Group Holdings  11,941 — 334 10,289
John Marshall Bancorp  24,903 — 15 20,468
Live Oak Bancshares  96,831 353 32 65,477
Monro  39,247 — 33 22,878
Ponce Financial Group  20,036 — 1,681 17,549
Shyft Group  21,953 1,013 21 15,991
Southern First Bancshares  18,802 — 15 15,557
Tonian Holdings, Series A,
Non-Voting Shares  11,091 — — 11,091
Tonian Holdings, Series A,
Voting Shares  19,565 — — 19,565
T. Rowe Price Government
Reserve Fund, 4.39% 414,001  ¤  ¤ 263,368
Total $ 606,639^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,212 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $692,025.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $17,482,000 for the period ended March 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,984,201 $ 92,268 $ 91,158 $ 9,167,627
Convertible Bonds — — 20,594 20,594
Convertible Preferred Stocks — — 254,878 254,878
Preferred Stocks — — 1,837 1,837
Short-Term Investments 108,851 — — 108,851
Securities Lending Collateral 154,517 — — 154,517
Total $ 9,247,569 $ 92,268 $ 368,467 $ 9,708,304
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 91,308 $ 4,654 $ (4,804) $ 91,158
Convertible Bonds 20,594 — — 20,594
Convertible Preferred Stocks 244,913 9,965 — 254,878
Preferred Stocks 1,837 — — 1,837
Total $ 358,652 $ 14,619 $ (4,804) $ 368,467

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$91,158 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10%
- 100%
10% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 40%
24% Increase
Enterprise
value to sales
multiple
1.4x
- 8.9x
4.9x Increase
Sales growth
rate
5%
- 18%
18% Increase
Enterprise
value to gross
profit multiple
4.3x
- 15.0x
10.0x Increase
Enterprise
value to
EBITDA
multiple
7.8x
- 20.4x
13.3x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount for
liquidation
preference
—# —# —#
Discount to
NAV
30% 30% Decrease
Discount to
public company
multiples
39%
- 52%
41% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 20,594 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Convertible
Preferred
Stocks
$254,878 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
10% 10% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
20%
- 60%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 8.9x
7.7x Increase
Sales growth
rate
4%
- 124%
54% Increase
Enterprise
value to gross
profit multiple
1.5x
- 21.6x
14.6x Increase
Gross profit
growth rate
6%
- 171%
93% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
8.2x
- 37.6x
29.6x Increase
Enterprise
value to
gross written
premiums
multiple
2.2x
- 2.8x
2.5x Increase
Gross written
premiums
growth rate
7% 7% Increase
Price to
tangible book
value multiple
2.0x
- 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
10%
- 15%
12% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F46-054Q1 03/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Preferred
Stocks
$ 1,837 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease